Intangible Assets and Impairment and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross carrying amounts
Balance	$ 164,142,355	$ 164,074,614
Foreign currency translation	(184,036)	67,741
Balance	163,958,319	164,142,355	$ 164,074,614
Accumulated amortization
Balance	58,496,618	42,105,966
Amortization expense	8,136,369	16,369,467	16,365,034
Impairment	97,279,517
Foreign currency translation	45,815	21,185
Balance	163,958,319	58,496,618	42,105,966
Total finite-lived intangible assets	0	105,645,737
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance	606,749	606,498
Foreign currency translation	(680)	251
Balance	606,069	606,749	606,498
Accumulated amortization
Balance	575,601	448,069
Amortization expense	31,080	127,317
Impairment	0
Foreign currency translation	(612)	215
Balance	606,069	575,601	448,069
Total finite-lived intangible assets	0
Non- Compete Agreement [Member]
Gross carrying amounts
Balance	1,824,531	1,823,778
Foreign currency translation	(2,045)	753
Balance	1,822,486	1,824,531	1,823,778
Accumulated amortization
Balance	678,122	501,545
Amortization expense	87,993	176,329
Impairment	1,055,923
Foreign currency translation	448	248
Balance	1,822,486	678,122	501,545
Total finite-lived intangible assets	0
Profit Interest Agreement [Member]
Gross carrying amounts
Balance	161,711,075	161,644,338
Foreign currency translation	(181,311)	66,737
Balance	161,529,764	161,711,075	161,644,338
Accumulated amortization
Balance	57,242,895	41,156,352
Amortization expense	8,017,296	16,065,821
Impairment	96,223,594
Foreign currency translation	45,979	20,722
Balance	161,529,764	$ 57,242,895	$ 41,156,352
Total finite-lived intangible assets	$ 0